Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Related Party Transaction [Line Items]
Interest expense-Deposits	₨ (701.4)	$ (8.5)	₨ (286.5)	₨ (279.3)
Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	32,654.8	397.3	27,578.8	23,048.1
Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.1	0.0	0.1	552.5
Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(14,155.9)	(172.2)	(11,741.3)	(8,730.7)
Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(15.6)	$ (0.2)	(19.2)	(29.5)
Principal Owner
Related Party Transaction [Line Items]
Interest expense-Deposits	(95.3)		(204.3)	(108.0)
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	5,888.2		4,639.3	3,246.5
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(8,631.1)		(7,182.4)	(5,874.4)
Principal Owner | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(15.6)		(19.2)	(24.3)
Others
Related Party Transaction [Line Items]
Interest expense-Deposits	(606.1)		(82.2)	(171.3)
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	26,766.6		22,939.5	19,801.6
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.1		0.1	552.5
Others | Administrative and other expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(5,524.8)		(4,558.9)	(2,856.3)
Others | Premises and equipment expense
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ 0.0		₨ 0.0	₨ (5.2)